Segment Reporting (Details 1) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended
	Jun. 30, 2011 CNY	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY	Dec. 31, 2010 CNY	Jun. 30, 2011 China [Member] CNY	Jun. 30, 2013 China [Member] USD ($)	Jun. 30, 2013 China [Member] CNY	Jun. 30, 2012 China [Member] CNY	Dec. 31, 2010 China [Member] CNY	Jun. 30, 2011 New Zealand [Member] CNY	Jun. 30, 2013 New Zealand [Member] USD ($)	Jun. 30, 2013 New Zealand [Member] CNY	Jun. 30, 2012 New Zealand [Member] CNY	Dec. 31, 2010 New Zealand [Member] CNY	Jun. 30, 2011 Australia [Member] CNY	Jun. 30, 2013 Australia [Member] USD ($)	Jun. 30, 2013 Australia [Member] CNY	Jun. 30, 2012 Australia [Member] CNY	Dec. 31, 2010 Australia [Member] CNY	Jun. 30, 2011 South America [Member] CNY	Jun. 30, 2013 South America [Member] USD ($)	Jun. 30, 2013 South America [Member] CNY	Jun. 30, 2012 South America [Member] CNY	Dec. 31, 2010 South America [Member] CNY	Jun. 30, 2011 United Kingdom [Member] CNY	Jun. 30, 2013 United Kingdom [Member] USD ($)	Jun. 30, 2013 United Kingdom [Member] CNY	Jun. 30, 2012 United Kingdom [Member] CNY	Dec. 31, 2010 United Kingdom [Member] CNY
Revenue	1,026,168 [1]	$ 960,661	5,895,962	6,918,807	29,022	60,829 [1]	$ 17,008	104,382	52,772	29,022	798,541 [1]	$ 772,774	4,742,827	5,861,534	0	61,385 [1]	$ 72,113	442,588	405,133	0	104,326 [1]	$ 98,766	606,165	597,469	0	1,087 [1]	$ 0	0	1,899	0
Long-Lived Assets	1,011,872	$ 100,805	618,683	1,034,255		448,189	$ 6,589	40,442	453,937		418,290	$ 76,560	469,881	443,095		122,883	$ 12,521	76,847	93,485		21,058	$ 5,135	31,513	43,738		1,453	$ 0	0	0

[1]	Revenue from countries other than China represents only two months results as a result of PGW acquisition.